Loans payable (Disclosure of detailed information about Shareholder loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ (49,193)	$ 270,644	$ 15,966
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	460,496	126,780
Net Addition	50,000	325,056
Unrealized foreign exchange	(10,865)	8,660
Principal ending balance	$ 499,631	$ 460,496	$ 126,780